Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Cash generated from operations	$ 5,597	$ 5,396
Payment of interest on loans, financing and other financial liabilities	(524)	(509)
Receipts from the settlement of derivatives, net	453	283
Payments related to the Brumadinho event	(370)	(288)
Payments related to de-characterization of dams	(134)	(162)
Payments related to participative shareholder's debentures remuneration	(139)	(131)
Payments of income taxes (including refinancing programs)	(592)	(1,064)
Net cash generated by operating activities	4,291	3,525
Cash flow from investing activities:
Acquisition of property, plant and equipment and intangible assets	(2,429)	(2,423)
Payments related to the Samarco dam failure	(846)	(1,152)
Dividends received from associates and joint ventures	63	80
Short-term investment, net	117	133
Other investing activities, net	(1)	(8)
Net cash used in investing activities	(3,096)	(3,370)
Cash flow from financing activities:
Loans and borrowings from third parties	1,123	3,287
Payments of loans and borrowings to third parties	(1,198)	(970)
Payments of leasing	(83)	(63)
Dividends and interest on capital paid to Vale S.A.’s shareholders	(2,745)	(1,979)
Shares buyback program	(214)
Net cash generated by (used in) financing activities	(3,117)	275
Net increase (decrease) in cash and cash equivalents	(1,922)	430
Cash and cash equivalents at the beginning of the period	7,372	4,953
Effect of exchange rate changes on cash and cash equivalents	127	246
Cash from subsidiaries classified as non-current assets held for sale		(115)
Cash and cash equivalents at end of the period	$ 5,577	$ 5,514